Shareholders’ Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' DEFICIT

NOTE 7. SHAREHOLDERS’ DEFICIT

Preferred Shares — The Company is authorized to issue an unlimited number of no par value preferred shares, divided into five classes, Class A through Class E, each with such designation, rights and preferences as may be determined by a resolution of the Company’s board of directors to amend the Memorandum and Articles of Association to create such designations, rights and preferences. The Company has five classes of preferred shares to give the Company flexibility as to the terms on which each Class is issued. All shares of a single class must be issued with the same rights and obligations. Accordingly, starting with five classes of preferred shares will allow the Company to issue shares at different times on different terms. At June 30, 2022 and December 31, 2021, there are no preferred shares designated, issued or outstanding.

In connection with the extension of the Combination Period, certain holders of ordinary shares elected to redeem an aggregate of 4,258,586 ordinary shares. As a result, approximately 43,025,883 was paid out of the Trust in connection with the redemptions.

Ordinary Shares — The Company is authorized to issue an unlimited number of no par value ordinary shares. Holders of the Company’s ordinary shares are entitled to one vote for each share. At June 30, 2022 and December 31, 2021, there were 1,875,000 ordinary shares issued and outstanding, excluding 3,241,414 and 7,500,000 shares that are subject to possible redemption and presented as temporary equity as of June 30, 2022 and December 31, 2021, respectively.

NOTE 7. SHAREHOLDERS’ DEFICIT

Preferred Shares — The Company is authorized to issue an unlimited number of no par value preferred shares, divided into five classes, Class A through Class E, each with such designation, rights and preferences as may be determined by a resolution of the Company’s board of directors to amend the Memorandum and Articles of Association to create such designations, rights and preferences. The Company has five classes of preferred shares to give the Company flexibility as to the terms on which each Class is issued. All shares of a single class must be issued with the same rights and obligations. Accordingly, starting with five classes of preferred shares will allow the Company to issue shares at different times on different terms. At December 31, 2021 and 2020, there are no preferred shares designated, issued or outstanding.

Ordinary Shares — The Company is authorized to issue an unlimited number of no par value ordinary shares. Holders of the Company’s ordinary shares are entitled to one vote for each share. At December 31, 2021 and 2020, there were 1,8750,000 ordinary shares issued and outstanding, excluding 7,500,000 shares that are subject to possible redemption and presented as temporary equity.